As filed with the U.S. Securities and Exchange Commission on August 3, 2011

Securities Act File No. 2-60836

Investment Company Act File No. 811-2809

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 42

(Check appropriate box or boxes)

BLACKROCK VALUE

OPPORTUNITIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Value Opportunities Fund, Inc.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

Master Value Opportunities LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on August 3, 2011.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.
(Registrant)

By:	/s/ JOHN PERLOWSKI
(John Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	August 3, 2011
John Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	August 3, 2011
Neal J. Andrews

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

	JOHN F. O’BRIEN*	Director
(John F. O’Brien)

	ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

	DAVID H. WALSH*	Director
(David H. Walsh)

	FRED G. WEISS*	Director
(Fred G. Weiss)

	RICHARD S. DAVIS*	Director
(Richard S. Davis)

	LAURENCE D. FINK*	Director
(Laurence D. Fink)

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD		August 3, 2011
Ben Archibald (Attorney-in-Fact)

SIGNATURES

Master Value Opportunities LLC has duly caused this Registration Statement of BlackRock Value Opportunities Fund, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of August, 2011.

MASTER VALUE OPPORTUNITIES LLC
(Registrant)

By:	/s/ JOHN PERLOWSKI
(John Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN PERLOWSKI	President and Chief Executive Officer (Principal Executive Officer)	August 3, 2011
John Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	August 3, 2011
Neal J. Andrews

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

	JOHN F. O’BRIEN*	Director
(John F. O’Brien)

	ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

	DAVID H. WALSH*	Director
(David H. Walsh)

	FRED G. WEISS*	Director
(Fred G. Weiss)

	RICHARD S. DAVIS*	Director
(Richard S. Davis)

	LAURENCE D. FINK*	Director
(Laurence D. Fink)

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BEN ARCHIBALD		August 3, 2011
Ben Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase